Consolidated statement of profit or loss and other comprehensive income $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares
Interim condensed consolidated statement of profit or loss and other comprehensive income
Exploration expenditure written off	$ (31)	$ (45)	$ (17)
Employee benefits expensed	(5,344)	(5,967)	(5,056)
Other expenses	(3,850)	(3,684)	(6,899)
Loss from operating activities	(9,225)	(9,696)	(11,972)
Finance income	1,411	3,321	3,486
Finance costs	(11)	(16)	(17)
Net finance income / (costs)	1,400	3,305	3,469
Loss before tax	(7,825)	(6,391)	(8,503)
Income tax expense	0	0	0
Loss for the year	(7,825)	(6,391)	(8,503)
Loss attributable to equity holders of the company	(7,825)	(6,391)	(8,503)
Items that may be reclassified subsequently to profit and loss
Foreign currency translation difference on foreign operations	(45)	(2,523)	(9,361)
Other comprehensive income/(loss) (net of tax)	(45)	(2,523)	(9,361)
Total comprehensive profit / (loss) for the year	(7,870)	(8,914)	(17,864)
Total comprehensive income / (loss) attributable to the owners of the company	$ (7,870)	$ (8,914)	$ (17,864)
Earnings per share
Basic loss per ordinary share (in dollars per share) | (per share)	$ (0.36)	$ (0.3)	$ (0.42)
Diluted loss per ordinary share (in dollars per share) | (per share)	$ (0.36)	$ (0.3)	$ (0.42)